Cover	Nov. 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	RayzeBio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41799
Entity Tax Identification Number	84-4388509
Entity Address, Address Line One	5505 Morehouse Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	619
Local Phone Number	937-2754
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RYZB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001825367